Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended						12 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 13,190		$ 1,815		¥ 1,896		¥ 19,764		$ 2,783		¥ 7,796		¥ 8,010
Cost of revenues	(11,902)		(1,638)		(597)		(7,592)		(1,069)		(5,137)		(5,137)
Gross profit	1,288		177		1,299		12,172		1,714		2,659		2,873
Operating expenses:
Sales and marketing expenses	(1,483)		(204)		(1,012)		(2,477)		(349)		(2,041)		(4,862)
General and administrative expenses	(26,157)		(3,599)		(16,792)		(41,222)		(5,806)		(37,714)		(37,588)
Research and development expenses	(575)		(79)		(1,941)		(2,184)		(308)		(9,352)		(5,374)
Expected credit losses	531		73		(2,086)
Loss on impairment of long-lived assets and long-term investment							(1,996)		(281)
Allowance for doubtful accounts							(1,196)		(168)		(9,801)
Total operating expenses	(27,684)		(3,809)		(21,831)		(49,075)		(6,912)		(58,908)		(47,824)
Operating loss	(26,396)		(3,632)		(20,532)		(36,903)		(5,198)		(56,249)		(44,951)
Interest income	7		1		31		562		79		49		437
Interest expenses	(877)		(121)		(497)		(1,860)		(262)		(764)		(696)
Other income	1,435		197		16,145		16,927		2,384		3,206		3,026
Other expenses	(685)		(94)		(981)		(1,579)		(222)		(3,904)		(4,298)
Loss before income taxes	(26,516)		(3,649)		(5,834)		(22,853)		(3,219)		(57,662)		(46,482)
Income tax expense					(1,344)		(2,613)		(368)		(5)		(2,582)
Net loss	(26,516)		(3,649)		(7,178)		(25,466)		(3,587)		(57,667)		(49,064)
Less: Net loss attributable to non-controlling interests	(2,991)		(412)		(3,711)		(6,128)		(863)		(11,746)		(7,665)
Net loss attributable to the Company’s shareholders and total comprehensive loss	¥ (23,525)		$ (3,237)		¥ (3,467)		¥ (19,338)		$ (2,724)		¥ (45,921)		¥ (41,399)
Loss per share attributable to ordinary shareholders of the Company’s shareholders *
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.42)		$ (1.02)		¥ (6.88)	[1]	¥ (15.56)		$ (2.19)		¥ (91.84)	[2]	¥ (82.8)	[2]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.42)		$ (1.02)		¥ (6.88)	[1]	¥ (15.56)		$ (2.19)		¥ (91.84)	[2]	¥ (82.8)	[2]
Weighted average shares used in calculating basic and diluted loss per share *
Basic (in Shares)	3,168,544	[1]	3,168,544	[1]	504,167	[1]	1,243,140	[2]	1,243,140	[2]	500,000	[2]	500,000	[2]
Diluted (in Shares)	3,168,544	[1]	3,168,544	[1]	504,167	[1]	1,243,140	[2]	1,243,140	[2]	500,000	[2]	500,000	[2]
Net loss	¥ (26,516)		$ (3,649)		¥ (7,178)		¥ (25,466)		$ (3,587)		¥ (57,667)		¥ (49,064)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(446)		(61)				446		63
Comprehensive loss	(26,962)		(3,710)		(7,178)		(25,020)		(3,524)		(57,667)		(49,064)
Product sales
Net revenues
Total net revenues	12,389		1,705				17,062		2,403		3,061		6,616
Sourcing services
Net revenues
Total net revenues	75		10		1,435		1,513		213		4,428		1,394
Battery-swapping services
Net revenues
Total net revenues	¥ 726		$ 100		¥ 461		¥ 1,189		$ 167		¥ 307

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).
[2]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding, as a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).